Subsequent Event - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	2 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Jun. 10, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 11, 2014	Sep. 30, 2014	Feb. 11, 2015	Jan. 29, 2015	May 12, 2014	Jun. 30, 2014	May 30, 2014	Jan. 30, 2015	Jan. 26, 2015	May 15, 2014	Mar. 31, 2013	Mar. 31, 2012
Subsequent Event [Line Items]
Options to purchase common stock to employees and contractors	1,146,457	1,146,457
Exercise price of common stock to employees	$ 20.00
Stock options, contractual life	10 years
Payments for deposits		$ 13,500,000
Warrants outstanding to purchase preferred stock	6,039	6,039		686,417														690,947	695,477
Redeemable Notes [Member]
Subsequent Event [Line Items]
Redeemed convertible notes			1,016,956
Percentage of principal amount converted common stock		140.00%		140.00%
Conversion price, per share	$ 20.00	$ 20.00		$ 20.00
Sprint APA [Member]
Subsequent Event [Line Items]
Resale of stock held by stockholders, shares		500,000
Sale of stock price per share	$ 20.00	$ 20.00
Purchase of nationwide spectrum assets		100,000,000
Purchase payment by cash		90,000,000
Stock issued during period value to purchase of assets		10,000,000
2014 Stock Plan [Member]
Subsequent Event [Line Items]
Common stock shares reserved for future issuance	1,200,000	1,200,000
Stock issued during period		1,750
First Anniversary [Member]
Subsequent Event [Line Items]
Percentage of vesting for stock granted to employees	25.00%
Second Anniversary [Member]
Subsequent Event [Line Items]
Percentage of vesting for stock granted to employees	25.00%
Third Anniversary [Member]
Subsequent Event [Line Items]
Percentage of vesting for stock granted to employees	25.00%
Fourth Anniversary [Member]
Subsequent Event [Line Items]
Percentage of vesting for stock granted to employees	25.00%
June 2014 Private Placement [Member]
Subsequent Event [Line Items]
Sale of stock, Shares					10,925,000
Sale of stock price per share					$ 20.00
Net proceeds form sale of stock					202,000,000
Net proceeds held in trust					196,000,000
Shares issued upon conversion						29,809
Ratio of reverse stock split outstanding stock						0.030198241
Reverse stock split description		33.11451201-for-1 reverse stock split of all outstanding common stock		33.11451201-for-1 reverse stock split of all the company's outstanding stock
June 2014 Private Placement [Member] | Redeemable Notes [Member]
Subsequent Event [Line Items]
Redeemed convertible notes			1,016,956			1,016,956
Percentage of principal amount converted common stock			140.00%			140.00%
Conversion price, per share						20.00	$ 20.00						20.00
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued upon conversion		77,734
Preferred Stock Series AA [Member]
Subsequent Event [Line Items]
Warrants outstanding to purchase preferred stock	661,581	661,581
Preferred Stock Series AA [Member] | June 2014 Private Placement [Member]
Subsequent Event [Line Items]
Shares issued upon conversion						748,722
Warrants outstanding to purchase preferred stock						661,581	661,581						661,581
Subsequent Event [Member]
Subsequent Event [Line Items]
Options to purchase common stock to employees and contractors						965,750	965,750						965,750
Exercise price of common stock to employees							$ 20.00
Subsequent Event [Member] | Sprint APA [Member]
Subsequent Event [Line Items]
Resale of stock held by stockholders, shares									500,000
Sale of stock price per share			$ 20.00						$ 20.00
Purchase of nationwide spectrum assets									100,000,000
Purchase payment by cash									90,000,000
Stock issued during period value to purchase of assets									10,000,000
Payments for deposits								13,500,000
Subsequent Event [Member] | 2014 Stock Plan [Member]
Subsequent Event [Line Items]
Options to purchase common stock to employees and contractors										4,000	240,000
Exercise price of common stock to employees										$ 46.23	$ 25
Stock options, contractual life										10 years	10 years
Number of shares vested											100,000
Number of shares remaining to vest											140,000
Subsequent Event [Member] | 2014 Stock Plan [Member]
Subsequent Event [Line Items]
Common stock shares reserved for future issuance												1,200,000
Stock issued during period												82,054
Subsequent Event [Member] | First Anniversary [Member] | 2014 Stock Plan [Member]
Subsequent Event [Line Items]
Percentage of vesting for stock granted to employees										25.00%	25.00%
Subsequent Event [Member] | Second Anniversary [Member] | 2014 Stock Plan [Member]
Subsequent Event [Line Items]
Percentage of vesting for stock granted to employees										25.00%	25.00%
Subsequent Event [Member] | Third Anniversary [Member] | 2014 Stock Plan [Member]
Subsequent Event [Line Items]
Percentage of vesting for stock granted to employees										25.00%	25.00%
Subsequent Event [Member] | Fourth Anniversary [Member] | 2014 Stock Plan [Member]
Subsequent Event [Line Items]
Percentage of vesting for stock granted to employees										25.00%	25.00%
Subsequent Event [Member] | June 2014 Private Placement [Member]
Subsequent Event [Line Items]
Sale of stock, Shares					10,925,000
Sale of stock price per share					$ 20.00
Net proceeds form sale of stock					202,003,000
Net proceeds held in trust					195,665,400
Shares issued upon conversion														29,809
Ratio of reverse stock split outstanding stock													0.030198241
Subsequent Event [Member] | June 2014 Private Placement [Member] | Redeemable Notes [Member]
Subsequent Event [Line Items]
Redeemed convertible notes														1,016,956
Percentage of principal amount converted common stock														140.00%
Conversion price, per share														20.00
Subsequent Event [Member] | January 2015 Private Placement [Member]
Subsequent Event [Line Items]
Sale of stock, Shares															57,270
Sale of stock price per share															$ 25
Net proceeds form sale of stock															1,380,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Resale of stock held by stockholders, shares																11,925,000
Subsequent Event [Member] | Preferred Stock Series AA [Member] | June 2014 Private Placement [Member]
Subsequent Event [Line Items]
Shares issued upon conversion														748,722
Warrants outstanding to purchase preferred stock														661,581
Subsequent Event [Member] | PDV Spectrum Holding Company, LLC [Member]
Subsequent Event [Line Items]
Stock issued during period value to purchase of assets																	$ 10,000,000
Subsequent Event [Member] | PDV Spectrum Holding Company, LLC [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Resale of stock held by stockholders, shares																500,000